Note 20 - Cash and cash equivalents and other investments	12 Months Ended
Dec. 31, 2025
Note 20 - Cash and cash equivalents and other investments
Note 20 - Cash and cash equivalents and other investments
20        Cash and cash equivalents and other investments

	Year ended December 31,
	2025	2024
Cash and cash equivalents
Cash at banks	142,476	290,901
Liquidity funds	258,919	355,044
Short-term investments	171,252	29,311
	572,647	675,256
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	827,476	722,328
Bonds and other fixed income	1,069,393	1,273,673
Fund investments	409,891	376,998
	2,306,760	2,372,999
Other investments - non-current
Bonds and other fixed income	655,867	857,959
Fixed income (time-deposit, zero coupon bonds, commercial papers)	95,090	140,292
Others	7,128	7,049
	758,085	1,005,300

As of December 31, 2025, Other Investments include financial assets subject to lending agreements with financial institutions for a total amount of $153.1 million, of which $102.1 million are classified as current and $51.0 million as non-current. Under applicable contractual terms, Tenaris retains substantially all the risks and rewards of ownership of the financial assets and has not received any collateral in connection to them. The fee received is recognized as a gain within financial results, as interest income.